Fixed Assets	12 Months Ended
Jun. 30, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Note 6 Fixed Assets

The following is a summary of fixed assets and accumulated depreciation:

	Useful
	Life	June 30, 2016	June 30, 2015
Furniture and fixtures	5 - 7 years	$62,730	$55,330
Lab equipment	3 - 15 years	3,585,590	889,672
Lab equipment (not yet placed in service)	3 - 15 years	4,025	1,371,440
Leasehold Improvements	3 - 7 years	3,211,575	29,296
Construction in process	-	-	2,315,803
		6,863,920	4,661,541
Less: accumulated depreciation and amortization		(879,250)	(136,629)
		$5,984,670	$4,524,912

The fixed assets as of June 30, 2015 included $2,315,803 of construction in process in the buildout of our lab facilities and manufacturing suite. The construction in process was completed as of December 31, 2015 and the balance was recorded into leasehold improvements at which time it began depreciating over the remaining life of the lease. Depreciation expense was $743,962 and $128,870 for the years ended June 30, 2016 and 2015, respectively.